Litigation and other contingencies	12 Months Ended
Mar. 30, 2025
Disclosure of contingent liabilities [abstract]
Litigation and other contingencies	Litigation and other contingencies
In the ordinary course of business, the Company may become subject to legal and regulatory proceedings and actions relating to its business, including matters involving its products, contractual and employment relationships. The Company records contingent liabilities when a loss related to a claim is assessed to be probable and reasonably estimable.
A mediation took place in fiscal 2024 in connection with a previously served notice of arbitration from a former supplier of the Company, seeking damages for breach of contract and for the unlawful means tort in connection with termination of a supply agreement. The claim also asserts that disclosure by the Company of information relating to the sourcing and traceability of its products constituted unlawful acts harmful to the former supplier. Such mediation did not result in a settlement of any issues and claims, and the parties proceeded with arbitration hearings to adjudicate the claims. The Company believes it has strong defences to the claim and consequently has not recorded a provision in the financial statements. However, if the arbitration is resolved in favour of the former supplier, the obligation could have a significant impact on the Company’s financial statements and results of operations.